Derivatives and fair value measurements - Income Statement Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Gain (loss) on derivative	$ 50,222	$ (2,673)	$ (10,927)
Fuel pricing contracts | Cost of revenue - third-parties
Derivative [Line Items]
Gain (loss) on derivative	50,472	(2,693)	(10,596)
Interest rate contracts | Interest and finance costs
Derivative [Line Items]
Gain (loss) on derivative	$ (250)	$ 20	$ (331)